Financial risk management - Disclosure of Sensitivity analysis of reasonably possible change in interest rate (Detail) € in Thousands	12 Months Ended
	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)
Sensitivity Analysis Of Reasonably Possible Change In Interest Rate [Line Items]
Increase In Basis Points	0.0100	0.0100
Decrease In Basis Points	(0.0100)	(0.0100)
Increase In Loss Before Tax	€ 195	€ 253
Decrease In Loss Before Tax	€ (195)	€ (253)